Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.01 Par Value Per Share
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit | $ / shares	10.48
Maximum Aggregate Offering Price	$ 10,480	[1]
Amount of Registration Fee	$ 1.60
Offering Note	Net asset value per common share on September 24, 2025.

[1]	Estimated solely for the purpose of calculating the registration fee.